Concentration of Major Customers	12 Months Ended
Dec. 31, 2023
Concentration of Major Customers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS

Note 16 — CONCENTRATION OF MAJOR CUSTOMERS

Substantially all of the Group’s revenue from financial services and the supply chain trading business is derived from customers that are located primarily in China. The Group has a concentration of its revenues with specific customers. For the year ended December 31, 2023, four customers accounted for 28%, 19%, 15%, and 11% of the Group’s total revenue from the financial services business and two customer accounted for 44% and 12% of the Group’s total revenue from its supply chain trading business. For the year ended December 31, 2022, five customers accounted for 18%, 16%, 15%, 13% and 13% of the Group’s total revenue from the financial services business and one customer accounted for 29% of the Group’s total revenue from its supply chain trading business. For the year ended December 31, 2021, two customers accounted for 37% and 15% of the Group’s total revenue from the financial services business and two customers accounted for 71% and 10% of the Group’s total revenue from its supply chain trading business. As of December 31, 2023, three customers accounted for approximately 23%, 19% and 16% of the Group’s total accounts receivable balance. As of December 31, 2022, two customers accounted for approximately 20% and 11% of the Group’s total accounts receivable balance.